Retirement benefits (Narrative) (Details) - GBP (£) £ in Billions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ (2.4)	£ (1.5)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ (2.6)	£ (1.8)